Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - USD ($)	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Common stock subject to possible redemption, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock subject to possible redemption, shares issued (in Shares)	60,000	60,000	0
Common stock subject to possible redemption, shares outstanding (in Shares)	60,000	60,000	0
Preferred stock, shares authorized (in Shares)	10,000,000	10,000,000	10,000,000
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized (in Shares)	190,000,000	190,000,000	190,000,000
Common stock shares issued (in Shares)	5,091,391	5,091,391	5,091,391
Common stock, shares outstanding (in Shares)	5,091,391	5,091,391	5,091,391
Preferred stock, liquidation value		$ 800,000	$ 800,000
Series B
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized (in Shares)	1,250,000	1,250,000	1,250,000
Preferred stock, shares issued (in Shares)	200,000	200,000	0
Preferred stock, shares outstanding (in Shares)	200,000	200,000	0
Series X
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized (in Shares)	5,000	5,000	5,000
Preferred stock, shares issued (in Shares)	5,000	5,000	5,000
Preferred stock, shares outstanding (in Shares)	5,000	5,000	5,000